NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Notes Payable
SCHEDULE OF NOTES PAYABLE

On December 31, 2021 and 2020, notes payable consisted of the following:

	December 31, 2021	December 31, 2020
Principal amounts	$295,596	$375,422
Less: current portion of notes payable	(283,141)	(85,207)
Notes payable – long-term	$12,455	$290,215